Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 415.1%
U.S. Treasury Bill, 4.21%, 11/13/2025 (a) ....................................... $ 350,000 $ 348,326
U.S. Treasury Bill, 4.01%, 11/18/2025 (a)(b) .................................... 230,000,000 228,777,596
Total U.S. Treasury Bills (Cost $229,142,940) ....................................... 229,125,922
Shares
U.S. Exchange-Traded Funds – 74.9%
Alternative Funds – 74.9%
iShares Bitcoin Trust ETF*(c)(d)
(Cost $41,371,916) ...................................................... 636,000 41,340,000
Number of
Contracts Notional Amount
Purchased Options – 16.1%
Calls – Exchange-Traded – 15.7%
iShares Bitcoin Trust, October Strike Price $53, Expires 10/10/25 ......... 6,500 34,450,000 7,913,750
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 150 101,625,000 1,125
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 40 26,680,000 166,000
S&P 500 Index, October Strike Price $6,790, Expires 10/06/25 ........... 102 69,258,000 17,595
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 41 27,429,000 170,150
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 43 28,917,500 139,535
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 44 29,590,000 237,160
8,645,315
Puts – Exchange-Traded – 0.4%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(e) ...... 11 24,805,000 13,200
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(e) ...... 110 24,640,000 9,350
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(e) ...... 100 22,150,000 11,000
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(e) ...... 113 25,199,000 13,560
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25 ........... 160 101,760,000 23,600
S&P 500 Index, October Strike Price $6,400, Expires 10/06/25 ........... 117 74,880,000 30,712
S&P 500 Index, October Strike Price $6,350, Expires 10/08/25 ........... 200 127,000,000 70,000
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(e) ......... 33 20,130,000 7,425
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(e) ......... 37 22,718,000 9,250
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(e) ....... 1,014 32,853,600 12,168
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(e) ....... 1,141 37,424,800 18,827
219,092
Total Purchased Options (Cost $8,978,845) ........................................... 8,864,407
Shares
Money Market Fund – 0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(f)
(Cost $403,659) ......................................................... 403,659 403,659
Total Investments – 506.8%
(Cost $279,897,360) ........................................................... $ 279,733,988
Liabilities in Excess of Other Assets – (406.8)% ....................................... (224,536,239)
Net Assets – 100.0% ............................................................ $ 55,197,749

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Value
Number of
Contracts Notional Amount
Written Options – (0.5)%
Puts – Exchange-Traded – (0.5)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (11) $ (25,905,000) $ (42,405)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (110) (25,740,000) (34,100)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (100) (23,150,000) (31,500)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (113) (26,329,000) (46,330)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (33) (21,120,000) (21,780)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (37) (23,828,000) (30,155)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (1,014) (33,867,600) (28,392)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (1,141) (38,565,800) (51,916)
(286,578)
Total Written Options (Premiums Received $434,259) ................................... $ (286,578)
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $228,776,400 has been pledged as collateral for reverse repurchase agreements as of September 30, 2025.
(c) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(d) Securities with an aggregate market value of $31,785,000 have been pledged as collateral for options as of September 30, 2025.
(e) Held in connection with Written Options.
(f) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 415.1%
U.S. Exchange-Traded Funds .................................................................... 74.9%
Purchased Options ............................................................................ 16.1%
Money Market Fund ........................................................................... 0.7%
Total Investments ............................................................................. 506.8%
Liabilities in Excess of Other Assets ............................................................... (406.8)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
At September 30, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.45% 9/30/2025 10/1/2025 $ 224,175,123 $ 224,175,123
$ 224,175,123 $ 224,175,123